Risk information - Maximum exposure to credit risk (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Risk weight for standardized approach when no external rating is available	100.00%
Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk	kr 64,226	kr 7,936
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk	267,036
Available-for-sale assets
Risk information
Maximum exposure to credit risk		43,968
Loans and receivable
Risk information
Maximum exposure to credit risk		278,547
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk	2,686
Cash and cash equivalents | Loans and receivable
Risk information
Maximum exposure to credit risk		1,231
Treasuries/government bonds | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk	11,124
Treasuries/government bonds | Available-for-sale assets
Risk information
Maximum exposure to credit risk		4,376
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk	48,577	133
Other interest-bearing securities except loans | Available-for-sale assets
Risk information
Maximum exposure to credit risk		39,592
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk	36,303
Loans in the form of interest-bearing securities | Loans and receivable
Risk information
Maximum exposure to credit risk		40,558
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk	12,543
Loans to credit institutions | Loans and receivable
Risk information
Maximum exposure to credit risk		23,209
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk	215,504
Loans to the public | Loans and receivable
Risk information
Maximum exposure to credit risk		213,549
Derivatives | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk	kr 4,525	kr 7,803